IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2020
IMPAIRMENTS
Schedule of impairments

Figures in million - SA rand	Notes	2020	2019	2018
Impairment of property, plant and equipment	14	(0.5)	(5.1)	(2,603.3)
Impairment of goodwill	17	-	(54.3)	(436.3)
Reversal of impairment/(impairment) of equity-accounted investee		119.6	(12.3)	-
Other reversal of impairment		2.3	-	-
Impairment of loan to equity-accounted investee		-	(14.3)	(1.8)
Total reversal of impairments/(impairments)		121.4	(86.0)	(3,041.4)